SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies Details Narrative
Estimated useful lives	three to seven years
Allowance for doubtful accounts	$ 700	$ 0